Borrowings and derivative financial instrument - Market risk (Details) R in Millions, $ in Billions			12 Months Ended
	Dec. 06, 2024 ZAR (R)	Apr. 06, 2023 USD ($)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2025 R / $	Dec. 31, 2025 R / €	Dec. 31, 2025 R / $	Dec. 31, 2024 R / $	Dec. 31, 2024 R / €	Dec. 31, 2024 R / $	Aug. 16, 2024 ZAR (R)	Dec. 31, 2023 R / $	Dec. 31, 2023 R / €	Dec. 31, 2023 R / $	Dec. 31, 2022 ZAR (R)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings			R 43,257	R 41,687	R 36,618											R 22,728
R6.5 billion RCF
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings			2,500	3,000	0											0
Term of facility	3 years
Face amount of debt	R 6,500											R 6,500
US$1 billion RCF
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings			0	0	0											R 0
Term of facility		3 years
Face amount of debt | $		$ 1
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate						16.57	19.44	11.05	18.76	19.53	11.67		18.57	20.53	12.66
Decrease in profit due to decrease in exchange rate			31	13	25
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount exposed to risk			15,944	10,898	6,873
Change in interest expense for downward change by 1.5% in interest rate			(239)	(164)	(103)
Change in interest expense for downward change by 1% in interest rate			(159)	(109)	(69)
Change in interest expense for downward change by 0.5% in interest rate			(80)	(55)	(34)
Change in interest expense for upward change by 0.5% in interest rate			80	55	34
Change in interest expense for upward change by 1% in interest rate			159	109	69
Change in interest expense for upward change by 1.5% in interest rate			R 239	164	103
Interest rate risk | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Term of facility			1 month
Interest rate risk | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Term of facility			3 months
Interest rate risk | - JIBAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest expense for downward change by 1.5% in interest rate			R (38)	(45)	(60)
Change in interest expense for downward change by 1% in interest rate			(25)	(30)	(40)
Change in interest expense for downward change by 0.5% in interest rate			(13)	(15)	(20)
Change in interest expense for upward change by 0.5% in interest rate			13	15	20
Change in interest expense for upward change by 1% in interest rate			25	30	40
Change in interest expense for upward change by 1.5% in interest rate			38	45	60
Interest rate risk | - Term SOFR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest expense for downward change by 1.5% in interest rate			(58)	(33)
Change in interest expense for downward change by 1% in interest rate			(39)	(22)
Change in interest expense for downward change by 0.5% in interest rate			(19)	(11)
Change in interest expense for upward change by 0.5% in interest rate			19	11
Change in interest expense for upward change by 1% in interest rate			39	22
Change in interest expense for upward change by 1.5% in interest rate			58	33
Interest rate risk | - EURIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest expense for downward change by 1.5% in interest rate			(143)	(86)
Change in interest expense for downward change by 1% in interest rate			(95)	(57)
Change in interest expense for downward change by 0.5% in interest rate			(48)	(29)
Change in interest expense for upward change by 0.5% in interest rate			48	29
Change in interest expense for upward change by 1% in interest rate			95	57
Change in interest expense for upward change by 1.5% in interest rate			R 143	R 86
Interest rate risk | - LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest expense for downward change by 1.5% in interest rate					(43)
Change in interest expense for downward change by 1% in interest rate					(29)
Change in interest expense for downward change by 0.5% in interest rate					(14)
Change in interest expense for upward change by 0.5% in interest rate					14
Change in interest expense for upward change by 1% in interest rate					29
Change in interest expense for upward change by 1.5% in interest rate					R 43